Sweater Cashmere Fund
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Principal/Shares	Fair Value
Convertible Debt in Portfolio Companies - 5.1%
Financial Technology - 1.7%
Trellis Technologies, Inc., 8.00%, due 11/30/24[1,2]	250,000	$250,000

Healthcare - 3.4%
Cabinet Health P.B.C., 4.55%, due 2/3/25[1,2]	500,000	500,000

Total Convertible Debt in Portfolio Companies (Cost $750,000)		750,000

Equity Investments in Portfolio Companies - 46.8%
Consumer Goods and Retail - 13.3%
Drupely, Inc. dba Graza Series A-3 Preferred Stock[1,2,3]	210,999	597,788
FEAT Socks, Inc.[1,2,3]	3,262,472	250,003
IQ Bar, Inc. Series B Preferred Stock[1,2,3]	41,553	313,442
Lukla, Inc. dba OROS Series B Preferred Stock[1,2,3]	412,819	500,000
Nomadica Series Seed-6 Preferred Stock[1,2,3]	462,107	314,847
Total Consumer Goods and Retail		1,976,080

Consumer Technology - 9.9%
After Services, Inc. Series Seed-7 Preferred Stock[1,2,3]	24,068	495,635
After Services, Inc. Series Seed-8 Preferred Stock[1,2,3]	21,445	441,619
GO, Inc. Series Seed-1 Preferred Stock[1,2,3]	400,160	287,891
The Dyrt, Inc. Series C Preferred Stock[1,2,3]	608,726	250,000
Total Consumer Technology		1,475,145

Education Technology - 2.2%
EdInvent, Inc. dba Accredible Series B Preferred Stock[1,2,3]	79,956	325,056

Health Technology - 2.1%
Time Therapeutics, Inc. (Hone Health)[1,2,3]	22,006	314,479

Human Resource Technology - 11.8%
IsoMed, Inc. Common Stock[1,2,3]	764,292	76
IsoTalent, Inc. Series Seed-1 Preferred Stock[1,2,3]	764,292	1,732,474
Obra, Inc. Common Stock[1,2,3]	764,292	76
Total Human Resource Technology		1,732,626

Property Technology - 7.5%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock[1,2,3]	208,995	254,999
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock[1,2,3]	2,012,882	311,111
Havenly, Inc. Series C-1 Preferred Stock[1,2,3]	63,848	263,330
True Footage Inc. Series A Prime Preferred Stock[1,2,3]	38,836	285,002
Total Property Technology		1,114,442

Total Equity Investments in Portfolio Companies (Cost $5,250,149)		6,937,828

Portfolio Funds - 3.6%
Private Investment Companies - 3.6%
Curate Capital Fund I, LP1,3,4		161,760
Ganas Ventures I, a series of Ganas Ventures, LP1,3,4,5		174,735
Impressionism Capital Fund I, LP1,3,4		51,583
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A1,3,4,5		148,746

Total Portfolio Funds (Cost $582,500)		536,824

Simple Agreements for Future Equity in Portfolio Companies - 28.6%
Consumer Goods and Retail - 5.4%
Frances Valentine, LLC[1,2,3]		550,000
Hikerkind, Inc.[1,2,3]		250,000
Total Consumer Goods and Retail		800,000

Consumer Technology - 4.6%
Hearth Display, Inc.[1,2,3]		275,000
SweatPals, Inc.[1,2,3]		125,000
The Last Gameboard, Inc.[1,2,3]		279,762
Total Consumer Technology		679,762

Financial Technology - 6.9%
EarlyBird Central, Inc.[1,2,3]		420,000
Line Financial, P.B.C.[1,2,3]		500,000
Nada Holdings, Inc.[1,2,3]		110,000
Total Financial Technology		1,030,000

Healthcare - 3.8%
Lazzaro Medical, Inc.[1,2,3]		275,000
Pear Suite, Inc.[1,2,3]		275,000
Total Healthcare		550,000

Health Technology - 6.1%
Grapefruit Health, Inc.[1,2,3]		125,000
Parallel Health, Inc.[1,2,3]		262,500
Wyndly Health, Inc.[1,2,3]		525,000
Total Health Technology		912,500

Logistics Technology - 1.8%
Shappi, Inc.[1,2,3]		262,500

Total Simple Agreements for Future Equity in Portfolio Companies (Cost $4,016,440)		4,234,762

Warrants - 0.4%
Financial Technology - 0.0%
Trellis Technologies, Inc., exercise price $0, expiration date 5/31/29[1,2,3]	25,000	-

Property Technology - 0.4%
Havenly, Inc., exercise price $2.1206, expiration date 2/17/28[1,2,3]	31,924	63,967

Total Warrants (Cost $0)		63,967

Short-Term Investments - 15.5%
Goldman Sachs Financial Square Government Fund - Institutional Class, 5.22%[6]	2,296,547	$2,296,547
Total Short-Term Investments (Cost $2,296,547)		2,296,547

Total Investments (Cost $12,895,636) - 100.0%		14,819,928
Other assets in excess of liabilities - 0.0%		4,344
Net Assets - 100%		$14,824,272

P.B.C. - Public Benefit Corporation

dba - doing business as

LP - Limited Partnership

[1]	Restricted security. The total value of these securities is $12,523,381, which represents 84.5% of Fund net assets. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
[2]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $11,986,557, which represents 80.9% of Fund net assets.
[3]	Non-Income Producing
[4]	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
[5]	Affiliated investment for which ownership exceeds 5% of the investment’s capital.
[6]	Rate disclosed represents the seven day yield as of period end.

Sweater Cashmere Fund

Notes to the schedule of investments

JuNE 30, 2024 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on June 30, 2024 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
After Services, Inc. Series Seed-7 Preferred Stock	6/6/2022	$250,000	$495,635	3.3%
After Services, Inc. Series Seed-8 Preferred Stock	6/6/2022	250,000	441,619	3.0%
Cabinet Health P.B.C. Convertible Debt	2/14/2023	500,000	500,000	3.4%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock	5/8/2023	250,000	254,999	1.7%
Curate Capital Fund I, LP	7/1/2022	170,000	161,760	1.1%
Drupely, Inc. dba Graza Series A-3 Preferred Stock	6/17/2022	200,000	597,788	4.0%
EarlyBird Central, Inc.	6/3/2022	400,000	420,000	2.8%
EdInvent, Inc. dba Accredible Series B Preferred Stock	7/29/2022	250,000	325,056	2.2%
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock	11/8/2022	300,000	311,111	2.1%
FEAT Socks, Inc.	6/15/2022	250,000	250,003	1.7%
Frances Valentine, LLC	11/18/2022	500,000	550,000	3.7%
Ganas Ventures I, a series of Ganas Ventures, LP	7/1/2022	187,500	174,735	1.2%
GO, Inc. Series Seed-1 Preferred Stock	11/18/2022	500,000	287,891	1.9%
Grapefruit Health, Inc.	5/2/2023	125,000	125,000	0.8%
Havenly, Inc. Warrants	2/10/2023	-	63,967	0.4%
Havenly, Inc., Series C-1 Preferred Stock	2/10/2023	249,997	263,330	1.8%
Hearth Display, Inc.	1/6/2023	250,000	275,000	1.9%
Hikerkind, Inc.	8/10/2023	250,000	250,000	1.7%
Impressionism Capital Fund I, L.P.	4/20/2023	75,000	51,583	0.3%
IQ Bar, Inc. Series B Preferred Stock	8/12/2022	250,000	313,442	2.1%
IsoMed, Inc. Common Stock	4/12/2024	76	76	0.0%
IsoTalent, Inc. - Series Seed-1 Preferred Stock	7/8/2022	1,000,000	1,732,474	11.8%
Lazzaro Medical, Inc.	7/1/2022	250,000	275,000	1.9%
Line Financial, P.B.C	8/17/2023	500,000	500,000	3.4%
Lukla, Inc. dba OROS Series B Preferred Stock	12/14/2023	500,000	500,000	3.4%
Nada Holdings, Inc.	6/17/2022	100,000	110,000	0.7%
Nomadica Series Seed-6 Preferred Stock	7/1/2022	250,000	314,847	2.1%
Obra, Inc., Common Stock	7/8/2022	76	76	0.0%
Parallel Health, Inc.	6/28/2022	250,000	262,500	1.8%
Pear Suite, Inc.	11/14/2022	250,000	275,000	1.9%
Shappi, Inc.	9/16/2022	250,000	262,500	1.8%
Stonks Y Combinator Summer 2022 Access Fund	9/16/2022	150,000	148,746	1.0%
SweatPals, Inc.	5/3/2023	125,000	125,000	0.8%
The Dyrt, Inc. Series C Preferred Stock	12/11/2023	250,000	250,000	1.7%
The Last Game Board, Inc.	12/9/2022	266,440	279,762	1.9%
Time Therapeutics, Inc. (Hone Health)	5/25/2023	250,000	314,479	2.1%
Trellis Technologies, Inc. Convertible Debt	6/1/2023	250,000	250,000	1.7%
Trellis Technologies, Inc. Warrants	6/1/2023	-	-	0.0%
True Footage Inc. - Series A Prime Preferred Stock	7/29/2022	250,000	285,002	1.9%
Wyndly Health, Inc.	9/13/2022	500,000	525,000	3.5%
		$10,599,089	$12,523,381	84.5%